Form N-1A Cover	Oct. 28, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	REX ETF TRUST
Entity Central Index Key	0002043954
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 28, 2025
Prospectus Date	Oct. 29, 2025